Income Taxes (Details) - Schedule of effective income tax rate	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loans (Details 1)
US Statutory income tax rate	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)	(28.03%)	(73.38%)
Total